UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: April 30, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.5%
Honeywell International	800,000	$44,808,000

AGRICULTURE — 2.8%
Archer-Daniels-Midland	1,100,000	35,937,000

BUSINESS SERVICES — 6.9%
Computer Sciences	500,000	26,645,000
DST Systems	425,000	20,213,000
Western Union	2,000,000	40,560,000

		87,418,000

CONSTRUCTION & ENGINEERING — 1.9%
KBR	750,000	24,075,000

CONSUMER STAPLES — 2.2%
CVS Caremark	800,000	27,360,000

CONTAINERS & PACKAGING — 2.1%
Owens-Illinois *	914,000	26,953,860

ELECTRICAL EQUIPMENT — 1.9%
Cooper Industries, Cl A	400,000	24,504,000

ELECTRONICS MANUFACTURER — 7.0%
Corning	2,000,000	44,420,000
Flextronics International Ltd. *	5,500,000	43,945,000

		88,365,000

ENERGY EQUIPMENT & SERVICES — 6.5%
Halliburton	1,000,000	45,000,000
National Oilwell Varco	500,000	36,950,000

		81,950,000

FOOD, BEVERAGE & TOBACCO — 3.9%
Ralcorp Holdings *	420,000	25,704,000
Unilever	800,000	23,704,000

		49,408,000

INSURANCE — 6.9%
ACE Ltd.	450,000	27,715,500
MetLife	800,000	36,616,000
Willis Group Holdings	615,000	23,111,700

		87,443,200

INVESTMENT MANAGEMENT COMPANIES — 2.0%
Bank of New York Mellon	800,000	24,984,000

MEDIA — 2.0%
Time Warner	800,000	25,160,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/Contracts	Value
MEDICAL PRODUCTS & SERVICES — 9.1%
Aetna	700,000	$23,058,000
Baxter International	550,000	26,669,500
Hospira *	500,000	27,615,000
Medtronic	1,000,000	38,320,000

		115,662,500

METAL FABRICATING — 3.6%
United States Steel	800,000	46,136,000

OIL, GAS & CONSUMABLE FUELS — 12.7%
Apache	400,000	47,744,000
Chevron	350,000	33,225,500
Devon Energy	400,000	35,476,000
Hess	529,000	44,499,480

		160,944,980

PHARMACEUTICALS — 1.9%
Teva Pharmaceutical Industries ADR	450,000	24,592,500

RAILROADS — 5.4%
Norfolk Southern	700,000	42,833,000
Union Pacific	275,000	26,023,250

		68,856,250

RETAIL — 3.0%
Target	700,000	38,381,000

SEMI-CONDUCTORS & INSTRUMENTS — 5.3%
Applied Materials	2,600,000	40,794,000
ON Semiconductor *	2,400,000	26,520,000

		67,314,000

TELECOMMUNICATION SERVICES — 5.4%
Sprint Nextel *	9,100,000	41,132,000
Vodafone Group ADR	950,000	26,942,000

		68,074,000

TOTAL COMMON STOCK (Cost $948,029,149)		1,218,327,290

WARRANTS — 1.5%
Bank of America, Expires 01/16/19, Strike Price: $13.30* (Cost $23,190,105)	2,500,000	18,800,000

PURCHASED OPTION — 0.4%
Abbott Laboratories Call, Expires 05/21/11, Strike Price: $40* (Cost $7,240,440)	10,000	5,450,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
SHORT-TERM INVESTMENT (A) — 2.0%

	Shares	Value
HighMark Diversified Money Market Fund Fiduciary Shares, 0.050% (Cost $24,879,919)	24,879,919	$24,879,919

TOTAL INVESTMENTS— 99.9% (Cost $1,003,339,613) †		$1,267,457,209

Percentages are based on Net Assets of $1,268,851,472.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR	American Depositary Receipt

Cl	Class

Ltd.	Limited
Contracts For Difference held by the Fund at January 31, 2011, were as follows:

		Number of		Unrealized
		Contracts Long	Notional	Appreciation
Reference Company	Counterparty	(Short)	Amount	(Depreciation)

Abbot Laboratories	Goldman Sachs	800,000	$39,470,045	$(3,342,045)
Archer-Daniels-Midland	Goldman Sachs	600,000	18,102,090	1,499,910
Corning	Goldman Sachs	1,000,000	19,647,250	2,562,750
Devon Energy	Goldman Sachs	100,000	6,249,125	2,619,875
Exxon Mobil	Goldman Sachs	450,000	28,880,354	7,425,646
Halliburton	Goldman Sachs	200,000	7,798,900	1,201,100
Hess	Goldman Sachs	100,000	5,645,150	2,766,850
Oil Services Holders	Goldman Sachs	(75,000)	(10,259,138)	(1,284,112)
Owens Illinois	Goldman Sachs	300,000	8,587,720	259,280
Target	Goldman Sachs	350,000	19,454,450	(263,950)

				$13,445,304

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,218,327,290	$—	$—	$1,218,327,290
Warrant	18,800,000	—	—	18,800,000
Purchased Option	5,450,000			5,450,000
Short-Term Investment	24,879,919	—	—	24,879,919

Total Investments in Securities	$1,267,457,209	$—	$—	$1,267,457,209

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Contracts for Difference*	$—	$13,445,304	$—	$13,445,304

*	Contracts for Difference are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2011, there were no Level 3 securities.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,003,339,613, and the unrealized appreciation and depreciation were $274,365,728 and $(10,248,132), respectively.

Amounts designated as”—“are $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-007-0700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%

	Shares	Value
BRAZIL — 3.3%
Banco Santander Brasil ADR	40,000	$464,000
Gerdau ADR	43,800	580,350

		1,044,350

CANADA — 7.2%
Bombardier	170,000	968,758
Canadian National Railway	8,500	577,150
Canadian Natural Resources	16,000	712,320

		2,258,228

FRANCE — 8.3%
Alcatel-Lucent ADR	200,000	662,000
AXA ADR	32,000	679,680
Technip	7,000	681,103
Vallourec	5,600	609,145

		2,631,928

GERMANY — 11.5%
Adidas	9,000	561,305
Celesio	23,000	581,787
Daimler	8,300	606,896
Deutsche Post	34,000	624,165
GEA Group	23,000	656,679
Volkswagen	4,000	608,728

		3,639,560

HONG KONG — 2.0%
Noble Group	370,000	630,156

ISRAEL — 2.1%
Teva Pharmaceutical Industries ADR	12,000	655,800

JAPAN — 18.4%
Asahi Glass	53,000	661,772
Asahi Kasei	95,000	649,335
Kao ADR	21,000	550,830
Komatsu	31,000	924,741
Nissan Motor ADR	33,000	671,550
Nomura Holdings ADR	105,000	641,550
Seven & I Holdings	22,000	570,340
Sony Financial Holdings	150	555,657
TOTO	80,000	572,196

		5,797,971

NETHERLANDS — 8.9%
European Aeronautic Defence and Space	36,000	1,038,950
Heineken	11,000	554,457
Koninklijke Philips Electronics	20,000	624,600
Unilever	20,000	592,600

		2,810,607

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/Contracts	Value
NORWAY — 1.9%
Ocean Rig UDW *	30,000	$592,111

SINGAPORE — 3.6%
Singapore Telecommunications ADR	21,200	516,220
United Overseas Bank	41,001	634,234

		1,150,454

SPAIN — 5.3%
Repsol ADR	34,000	1,079,160
Telefonica ADR	24,000	603,120

		1,682,280

SWITZERLAND — 7.6%
Julius Baer Group	14,500	659,224
Lonza Group	6,600	522,227
Roche Holding	3,800	580,727
Syngenta	2,000	647,262

		2,409,440

TAIWAN — 2.2%
Siliconware Precision Industries ADR	100,000	693,000

UNITED KINGDOM — 13.4%
Aviva	85,000	602,864
Diageo ADR	7,700	591,360
Imperial Tobacco Group	18,000	514,352
Playtech	100,000	615,069
Royal Dutch Shell ADR	14,000	987,980
Vodafone Group ADR	32,800	930,208

		4,241,833

TOTAL COMMON STOCK (Cost $24,205,243)		30,237,718

PURCHASED OPTIONS — 0.9%

CANADA — 0.2%
Bombardier Call, Expires 04/16/11, Strike Price: $4.00*	400	68,783

GERMANY — 0.7%
Deutsche Borse Call, Expires 06/18/11, Strike Price: $40.00*	100	214,151

TOTAL PURCHASED OPTIONS (Cost $181,943)		282,934

SHORT-TERM INVESTMENT (A) — 4.7%
Union Bank, N.A. Money Market Fund, 0.020% (Cost $1,469,443)	1,469,443	1,469,443

TOTAL INVESTMENTS— 101.3% (Cost $25,856,629) †		$31,990,095

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2011 (Unaudited)

Percentages are based on Net Assets of $31,572,956.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR	American Depositary Receipt

As of January 31, 2011, all of the Fund’s investments are Level 1.

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2011, there were no Level 3 securities.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $25,856,629, and the unrealized appreciation and depreciation were $6,224,779 and $(91,313), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-008-0700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.9%
Alliant Techsystems	105,000	$7,954,800
Curtiss-Wright 238,000		8,258,600
Spirit Aerosystems Holdings, Cl A *	356,000	8,408,720

		24,622,120

AGRICULTURE — 1.9%
Fresh Del Monte Produce	309,000	8,173,050

AUDIO & VIDEO — 2.1%
Harman International Industries *	200,000	8,664,000

BANKS — 6.0%
Cathay General Bancorp	474,000	8,204,940
PrivateBancorp, Cl A	546,000	8,392,020
Texas Capital Bancshares *	349,000	8,512,110

		25,109,070

BUSINESS SERVICES — 3.7%
Broadridge Financial Solutions	349,000	7,988,610
Euronet Worldwide *	424,000	7,754,960

		15,743,570

CHEMICALS — 1.8%
Solutia *	331,000	7,752,020

COMPUTER HARDWARE — 3.8%
Diebold	256,000	7,848,960
NCR *	497,000	8,150,800

		15,999,760

COMPUTER SOFTWARE — 1.9%
Synopsys *	290,000	7,867,700

CONSTRUCTION & ENGINEERING — 1.8%
Chicago Bridge & Iron GDR *	236,000	7,762,040

CONTAINERS & PACKAGING — 2.0%
Temple-Inland	348,000	8,348,520

ELECTRONICS MANUFACTURER — 1.9%
Jabil Circuit	387,000	7,821,270

ENERGY EQUIPMENT & SERVICES — 6.0%
Key Energy Services *	631,000	8,398,610
Lufkin Industries	128,000	8,540,160
Oil States International *	120,000	8,131,200

		25,069,970

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INSURANCE — 7.5%
Alterra Capital Holdings	362,000	$7,801,100
American Equity Investment Life Holding	602,000	7,633,360
Hanover Insurance Group	166,000	7,851,800
Reinsurance Group of America, Cl A	141,400	8,138,984

		31,425,244

MACHINERY — 7.2%
Briggs & Stratton	390,000	7,788,300
Crane	187,000	8,304,670
Harsco	259,000	8,357,930
Robbins & Myers	145,700	6,050,921

		30,501,821

MEDICAL PRODUCTS & SERVICES — 9.6%
Alere *	210,000	8,225,700
Emdeon, Cl A *	555,000	8,152,950
Health Net *	284,756	8,124,089
Orthofix International *	277,000	7,922,200
Universal Health Services, Cl B	184,000	7,746,400

		40,171,339

OIL, GAS & CONSUMABLE FUELS — 4.0%
Forest Oil *	216,000	8,380,800
Swift Energy *	197,000	8,404,020

		16,784,820

PHARMACEUTICALS — 3.7%
Medicis Pharmaceutical, Cl A	305,000	7,756,150
Par Pharmaceutical *	223,000	7,965,560

		15,721,710

RESTAURANTS — 1.9%
Jack in the Box *	362,000	7,942,280

RETAIL — 5.5%
AerCap Holdings *	494,563	7,378,880
BJ’s Wholesale Club *	180,000	7,909,200
Penske Automotive Group *	462,000	7,807,800

		23,095,880

SEMI-CONDUCTORS & INSTRUMENTS — 7.8%
Microsemi *	334,000	7,511,660
PMC — Sierra *	1,062,000	8,304,840
Teradyne *	520,000	8,673,600
TriQuint Semiconductor *	632,000	8,317,120

		32,807,220

SHIPPING — 3.5%
Diana Containerships *	7,628	95,353
Diana Shipping *	619,000	7,186,590
Kirby *	163,000	7,618,620

		14,900,563

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
TRANSPORTATION EQUIPMENT — 3.7%
GATX	234,000	$7,780,500
Wabtec	146,000	7,913,200

		15,693,700

TOTAL COMMON STOCK (Cost $337,213,667)		391,977,667

SHORT-TERM INVESTMENTS (A) — 9.0%
HighMark Diversified Money Market Fund Fiduciary Shares, 0.050%	12,733,817	12,733,817
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.040%	19,997,541	19,997,541
Union Bank, N.A. Money Market Fund, 0.020%	4,900,350	4,900,350

TOTAL SHORT-TERM INVESTMENTS (Cost $37,631,708)		37,631,708

TOTAL INVESTMENTS— 102.2% (Cost $374,845,375) †		$429,609,375

Percentages are based on Net Assets of $420,407,670.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

Cl	Class

GDR	Global Depositary Receipt

As of January 31, 2011, all of the Fund’s investments are Level 1.

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2011, there were no Level 3 securities.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $374,845,375, and the unrealized appreciation and depreciation were $57,750,857 and $(2,986,857), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-009-0700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.5%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.6%
Bombardier, Cl B	600,000	$3,419,145
European Aeronautic Defence and Space	100,000	2,885,973

		6,305,118

AUDIO & VIDEO — 3.8%
Harman International Industries *	100,000	4,332,000

CHEMICALS — 1.7%
Solutia *	80,000	1,873,600

COMPUTER SOFTWARE — 2.7%
Playtech	500,000	3,075,346

CONTAINERS & PACKAGING — 4.6%
Owens-Illinois *	175,000	5,160,750

ELECTRONICS MANUFACTURER — 8.4%
Corning	160,000	3,553,600
Flextronics International Ltd. *	750,000	5,992,500

		9,546,100

ENERGY EQUIPMENT & SERVICES — 7.0%
Halliburton	110,000	4,950,000
Key Energy Services *	225,000	2,994,750

		7,944,750

METAL FABRICATING — 2.5%
United States Steel	50,000	2,883,500

OIL, GAS & CONSUMABLE FUELS — 9.6%
Apache	65,000	7,758,400
Repsol	100,000	3,149,892

		10,908,292

RAILROADS — 2.7%
Norfolk Southern	50,000	3,059,500

SEMI-CONDUCTORS & INSTRUMENTS — 8.0%
Applied Materials	150,000	2,353,500
ON Semiconductor *	400,000	4,420,000
TriQuint Semiconductor *	175,000	2,303,000

		9,076,500

SHIPPING — 0.0%
Diana Containerships *	2,057	25,715

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/Contracts	Value
TELECOMMUNICATION SERVICES — 6.9%
Alcatel-Lucent ADR	900,000	$2,979,000
Sprint Nextel *	1,065,000	4,813,800

		7,792,800

TOTAL COMMON STOCK (Cost $62,573,060)		71,983,971

PURCHASED OPTIONS — 14.8%

AEROSPACE/DEFENSE EQUIPMENT — 2.3%
Bombardier Call, Expires 04/16/11, Strike Price: $4.00*	8,000	1,375,656
European Aeronautic Defence and Space European Call, Expires 06/17/11, Strike Price: $12.00*	1,000	1,248,989

		2,624,645

AUTO MANUFACTURERS — 2.2%
Volkswagen European Call, Expires 03/18/11, Strike Price: $60.00*	350	2,449,170

BUSINESS SERVICES — 2.3%
Western Union Call, Expires 01/21/12, Strike Price: $10.00*	2,600	2,600,000

ELECTRONICS MANUFACTURER — 1.0%
Corning Call, Expires 05/21/11, Strike Price: $15.00*	1,500	1,080,000

OIL, GAS & CONSUMABLE FUELS — 3.9%
Hess Call, Expires 01/21/12, Strike Price: $40.00*	700	3,111,500
Repsol European Call, Expires 03/16/12, Strike Price: $15.00*	700	766,805
Repsol European Call, Expires 06/17/11, Strike Price: $15.00*	500	552,517

		4,430,822

RAILROADS — 1.4%
Norfolk Southern Call, Expires 06/18/11, Strike Price: $45.00*	1,000	1,570,000

RETAIL — 1.3%
Target Call, Expires 01/21/12, Strike Price: $40.00*	1,000	1,517,000

SEMI-CONDUCTORS & INSTRUMENTS — 0.4%
Applied Materials Call, Expires 07/16/11, Strike Price: $9.00*	800	532,000

TOTAL PURCHASED OPTIONS (Cost $12,032,135)		16,803,637

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
JANUARY 31, 2011 (Unaudited)
WARRANTS — 3.1%

	Contracts/Shares	Value
Bank of America, Expires 01/16/19, Strike Price: $13.30* (Cost $3,574,940)	472,400	$3,552,448

SHORT-TERM INVESTMENT (A) — 13.1%

Union Bank, N.A. Money Market Fund, 0.020% (Cost $14,825,187)	14,825,187	14,825,187

TOTAL INVESTMENTS— 94.5% (Cost $93,005,322) †		$107,165,243

Percentages are based on Net Assets of $113,413,382.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR	American Depositary Receipt

Cl	Class

Ltd.	Limited
Contracts For Difference held by the Fund at January 31, 2011, were as follows:

		Number of
		Contracts		Unrealized
		Long	Notional	Appreciation
Reference Company	Counterparty	(Short)	Amount	(Depreciation)

Amazon.com	Goldman Sachs	(12,000)	$(1,397,830)	$(637,850)
Archer-Daniels-Midland	Goldman Sachs	200,000	6,134,991	399,010
CVS Caremark	Goldman Sachs	65,000	1,907,918	315,081
Devon Energy	Goldman Sachs	50,000	3,124,668	1,309,832
EMC	Goldman Sachs	150,000	3,638,305	95,195
Halliburton	Goldman Sachs	50,000	1,849,906	400,094
Nucor	Goldman Sachs	(30,000)	(1,335,274)	(42,026)
Oil Services Holders	Goldman Sachs	(10,000)	(1,367,885)	(171,215)
SPDR S&P Retail ETF	Goldman Sachs	(100,000)	(4,633,750)	(9,250)
Target	Goldman Sachs	60,000	3,257,586	32,214
United States Steel	Goldman Sachs	80,000	4,483,809	129,791
VMware	Goldman Sachs	(24,000)	(2,256,348)	203,868

				$2,024,744

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
JANUARY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$71,983,971	$—	$—	$71,983,971
Purchased Options	16,803,637	—	—	16,803,637
Warrants	3,552,448	—	—	3,552,448
Short-Term Investment	14,825,187	—	—	14,825,187

Total Investments in Securities	$107,165,243	$—	$—	$107,165,243

Other Financial
Instruments	Level 1	Level 2	Level 3	Total
Contracts for Difference*	$—	$2,024,744	$—	$2,024,744

*	Contracts for Difference are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2011, there were no Level 3 securities.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $93,005,322, and the unrealized appreciation and depreciation were $14,777,907 and $(617,986), respectively.

Amounts designated as “—“are $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-010-0700

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	\s\ Philip T. Masterson

Philip T. Masterson
President
Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	\s\ Philip T. Masterson

Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	\s\ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO
Date: March 31, 2011